TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES	TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES
SunPower is a majority-owned subsidiary of TotalEnergies Solar and TotalEnergies Gaz, each a subsidiary of TotalEnergies SE. Prior to the Spin-off, we were partially owned by TotalEnergies SE through its ownership of SunPower.
In connection with the Spin-off, following the TZE Investment whereby TZE SG and an affiliate of TZE, purchased from Maxeon, for $298.0 million, 8,915,692 of Maxeon shares. TZE Investment, TotalEnergies Solar INTL SAS (“TotalEnergies Solar”), TotalEnergies Gaz Electricité Holdings France SAS, (“TotalEnergies Gaz”, with TotalEnergies Solar, each an affiliate of TotalEnergies SE and collectively “TotalEnergies”),as holders of record of SunPower’s common stock, were issued Maxeon’s shares by way of pro rata distribution.
In April 2021, the Company entered into the 2021 TZE Private Placement, with an affiliate of TZE, As of December 31, 2023, TotalEnergies’s and TZE SG’s ownership of the Maxeon outstanding shares was approximately 14.8% and 22.8%, respectively.
On May 19, 2023, the Company completed the Company Offering and the TotalEnergies Offering each at a price per share of $28.00.
In addition, pursuant to a share purchase agreement, dated May 16, 2023, Maxeonc completed the “2023 TZE Private Placement with TZE SG.
Transactions with SunPower
Sales to SunPower
During fiscal years 2023, 2022 and 2021, we had sales of $206.0 million, $283.3 million and $225.9 million to SunPower representing the sale of solar modules to SunPower. The pricing term is based on the supply agreement with SunPower. Sales to SunPower were recognized in line with our revenue recognition policy for sales to third-party customers, as discussed in Note 2. Summary of Significant Accounting Policies. As of December 31, 2023 and January 1, 2023, accounts receivable due from SunPower related to these sales amounted to $0.6 million and $5.4 million, respectively.
Agreements with SunPower
In connection with the Spin-off, we also entered into certain ancillary agreements that govern the relationships between SunPower and us following the Distribution, including: a tax matters agreement, employee matters agreement, transition services agreement, back to back agreement, brand framework agreement, cross license agreement, collaboration agreement, and supply agreement (collectively, the “Ancillary Agreements”).
In addition, under the Separation and Distribution Agreement with SunPower, SunPower has agreed to indemnify us for certain litigation and claims to which we are a party. The liabilities related to these claims and an offsetting receivable from SunPower are reflected on our Consolidated Balance Sheets. See Note 6. Balance Sheet Components and Note 9. Commitments and Contingencies - Indemnifications.
In February 2021, we entered into an amendment to the August 2020 agreement with SunPower (the “SunPower Supply Agreement”, and such amendment, (the “Amendment to the SunPower Supply Agreement”) that updated and amended 2021 volumes and pricing. The Amendment to the SunPower Supply Agreement also brought forward the exclusivity term for the Direct Market Segment (as defined in the SunPower Supply Agreement) from August 26, 2021 to June 30, 2021 and provided for optional sales by Maxeon and purchases by SunPower of additional product types, including Performance line panels. The purchase price for each product, subject to certain adjustments, have been fixed for 2020 and 2021 based on the power output (in watts) of the relevant product. For subsequent periods, the purchase price will be set based on a formula and fixed for the covered period, subject to the same adjustments.
On February 14, 2022, we entered into a supply agreement with SunPower (the “2022/2023 Supply Agreement”) which terminates and replaces the Sunpower Supply Agreement, pursuant to which the Company is supplying SunPower with modules based on our interdigitated back contact technology (“IBC Modules”) for use in residential installations in the Domestic Territory (as defined under “Item 3.D. Risk Factors.”). The 2022/2023 Supply Agreement provided for a minimum product volume and fixed pricing for 2022 and 2023 to reflect the prevailing market trends at the point of the 2022/2023 Supply Agreement, based on the power output (in watts) of the IBC Module. The 2022/2023 Supply Agreement, was amended on January 5, 2023 to increase minimum product volumes, update the pricing of IBC Modules for 2023 and extend exclusivity provisions that prohibit us from selling Maxeon 6 IBC Modules to anyone other than SunPower for use in the Domestic Territory until December 31, 2023. The pricing of our modules sold to SunPower was fixed for 2022 and 2023, based on the power output (in watts) of the IBC Module, but the pricing was updated to reflect current market trends. Additionally, either party could terminate undelivered volumes of Maxeon 6 IBC Modules during 2023 if the parties failed to reach an agreement adjusting pricing in the event of fluctuations in cost of polysilicon above a specified threshold. This was further amended on November 13, 2023, pursuant to the amendment, settlement and release agreement (the “SunPower Settlement Agreement”) entered into between the Company and SunPower, pursuant to which, amongst other matters, the parties agreed to certain amended product orders and deliveries under the 2022/2023 Supply Agreement, which product deliveries will take place in accordance with the volumes and schedule set out in the SunPower Settlement Agreement on a take-or-pay basis, at which time upon the performance of all related obligations thereunder, the 2022/2023 Supply Agreement shall also terminate. The Company will also be released (i) from the obligation to supply certain of its products exclusively to SunPower starting March 31, 2024, and (ii) from the non-circumvention obligations under the 2022/2023 Supply Agreement starting January 1, 2024. The 2022/2023 Supply Agreement continues until December 31, 2023, subject to customary early termination provisions triggered by a breach of the other party (with the right to cure) and insolvency events affecting the other party.
The Company and SunPower also previously entered into the 2024/2025 Supply Agreement for supply of certain volumes of Maxeon 6 IBC Modules to SunPower for use in residential installations in the Domestic Territory. However, the 2024/2025 Supply Agreement was terminated pursuant to the terms of SunPower Settlement Agreement

Apart from the termination of the 2022/2023 Supply Agreement and 2024/2025 Supply Agreement in accordance with the terms of the SunPower Settlement Agreement, we have agreed with SunPower on our obligation related to certain warranty claim. On top of this, we have been released (i) from the obligation to supply certain of its products exclusively to SunPower starting March 31, 2024, and (ii) from the non-circumvention obligations under the 2022/2023 Supply Agreement starting January 1, 2024. The SunPower Settlement Agreement also contemplated the issuance of warrants to purchase shares of SunPower’s common stock on January 1, 2024, which warrants will be exercisable in the period beginning 135 days from the warrant issuance date, through 2025, and the mutual release of claims arising from the SunPower Supply Agreements (each as defined under “Note 3. Transactions with SunPower and TotalEnergies.”), subject to the terms and conditions set forth in the SunPower
Settlement Agreement. Maxeon’s delivery obligations under the SunPower Settlement Agreement have been satisfied.
The below table summarizes our transactions with SunPower, in relation to these agreements:

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Charges from product collaboration agreement	$1,861	$17,035	$32,887
Net (credit) charges from transition services agreement	(78)	(3,019)	5,217

We had the following balances related to transactions with SunPower as of December 31, 2023 and January 1, 2023:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Accounts receivable	$584	$5,403
Other receivables from SunPower (Note 6)	3,448	14,703
Other receivables, non-current	6,220	1,458
Accounts payable	1,798	1,910
Accrued liabilities (Note 6)	2,198	7,769
Transactions with TotalEnergies
The following related party balances and amounts are associated with transactions entered into with TotalEnergies and its affiliates:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Accounts receivable	$13,390	$10,732
Other receivables, current	794	—
Accounts payable	232	8
Contract liabilities, current portion	218	58,852
Contract liabilities, net of current portion	—	4,319
Refund liabilities (Note 6)	18,229	22,146

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Revenue	$99,694	$76,216	$14,733
Supply Agreements
In November 2016, SunPower and TotalEnergies entered into a 4-year, up to 200 megawatts (“MW”) supply agreement to support the solarization of certain TotalEnergies facilities (the “Solarization Agreement”). The agreement covers the supply of 150 MW of Maxeon 2 panels with an option to purchase up to another 50 MW of Performance line solar panels. In March 2017, SunPower received a prepayment totaling $88.5 million. The prepayment is secured by certain of Maxeon’s assets located in Mexico. The deliveries commenced since the second quarter of fiscal year 2017 with assignment and assumption agreement entered in August 2020 to assign all rights and obligation to Maxeon. In February 2021, TotalEnergies and the Company made certain amendments to extend the period of the agreement, product list, pricing, and terms for the repayment of remaining unused prepayment and the release of the assets pledge (the “Amendment to the Solarization Agreement”).
In March 2023, as a result of the Amendment to the Solarization Agreement, the parties have concluded on the total refund liability as $24.3 million, to be repaid in 12 equal installments from the first quarter of 2023 until the fourth quarter of 2025. The Company has paid three installments fiscal year 2023. As of December 31, 2023, the carrying amount of the assets pledged is $123.4 million.
As of December 31, 2023, $10.1 million and $8.1 million to be repaid to TotalEnergies is recognized in "Accrued liabilities" and “Other long-term liabilities” on our Consolidated Balance Sheets, respectively, in connection to the aforementioned supply agreement. As of January 1, 2023, $7.4 million and $14.8 million expected to be repaid to TotalEnergies is recognized in "Accrued liabilities" and “Other long-term liabilities” on our Consolidated Balance Sheets, respectively. As of December 31, 2023 and January 1, 2023, we had nil and $2.2 million, respectively, of “Contract liabilities, net of current portion” on our Consolidated Balance Sheets related to the aforementioned supply agreement.
In November 2021, the Company executed an order request from Danish Fields Solar LLC, a wholly-owned subsidiary of TotalEnergies SE, for the sale of Performance line modules that is governed by a framework agreement entered into between the Company and TotalEnergies Global Procurement on October 27, 2021. After granting security interests in certain assets located in Mexico, the Company received total prepayment of $57.1 million. In September 2023, the Company and Danish Fields Solar LLC entered into an Abatement and Amendment Agreement (the “Amendment and Abatement Agreement”) to amend certain terms to the order request, including the delivery schedule, utilization of the prepayment and abatement conditions for the liquidated damage claim by Danish Fields Solar LLC for the delay from the original schedule. The delivery of the modules was completed in the fourth quarter of fiscal year 2023, after the guaranteed delivery schedule pursuant to the Abatement and Amendment Agreement. Accordingly, the Company is subjected to liquidated damage for such delay. The Company has assessed that the contract includes a significant financing component. Accordingly, the carrying amount for such prepayment is adjusted for the discount rate at the contract inception. As of December 31, 2023 and January 1, 2023, after adjusting for the significant financing component, we have nil and $58.8 million, respectively, of such prepayment in “Contract liabilities, current portion” on our Consolidated Balance Sheets related to the aforementioned supply agreement. The interest expense on significant financing component of $2.1 million and $2.4 million, respectively, for fiscal year 2023 and 2022, has been recognized in “Interest expense” in the Consolidated Statements of Operation. As of December 31, 2023, the carrying amount of the assets pledged is $34.4 million and the Company is in the midst of requesting for the release of the assets pledged in Mexico.
Solar Power Purchase Agreement
In February 2022, the Company, through its subsidiary SunPower Malaysia Manufacturing Sdn Bhd (“SPMY”) entered into a long-term solar power purchase agreement (the “PPA”) with TotalEnergies Renewables Malaysia Sdn Bhd (“TotalEnergies Malaysia”), Under the PPA, TotalEnergies Malaysia will install and maintain a solar PV system at SPMY’s rooftop for 20 years at a fixed price per kWh with a guaranteed annual energy output ranging from 10.8 GW to 11.9 GW to the SPMY. SPMY has the option to purchase the PV system at any time for a fixed price, which goes down to $0.00 after 20 years. The PV system will be constructed and installed using the Company’s Performance line modules. As of December 31, 2023, the Company and TotalEnergies is in the midst of renegotiating a new terms and conditions to replace this PPA as the underlying conditions have expired.
TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”)
Agreements with TZE in Connection with the HSPV

In 2016 and 2017, SunPower entered into two joint ventures with TZE and other former partners, Huansheng Photovoltaic (Jiangsu) Co., Ltd (“HSPV”) , which is based in China and focused on sales of Performance line products within China, and SunPower Systems International Limited (“SPSI”), which is based in Hong Kong and focused on international sales. In September 2021, TZE made a capital injection of RMB270.0 million (equivalent to $41.6 million) to HSPVto facilitate the capacity expansion of HSPV. The Company did not make a proportionate injection based on its equity interest in HSPV which resulted in a dilution of the Company's equity ownership from 20.0% to 16.3%. Consequently, we recorded a gain of $3.0 million related to the deemed disposal of the equity ownership, including $0.03 million relating to the recycling of other comprehensive income to profit or loss. The gain is presented within “Other, net” in our Consolidated Statements of Operations. As of December 31, 2023, we had an equity ownership of 16.3% in the joint venture and account for the joint venture as an equity method investment. Please refer to Note 10 Equity Investments for transactions with the joint venture.
In February 2021, we and SPSI entered into an offshore master supply agreement with HSPV and Huansheng New Energy (Jiangsu) Co., Ltd. (“HSNE”), a joint venture of HSPV, (the “Offshore Master Supply Agreement”) pursuant to which we will purchase and HSPV and HSNE will supply us with Performance line products of which, the pricing subject to segmented pricing principles and most favored nation pricing favorable to us, with the specific price and volume to be determined in a quarterly volume commitment letter subject to approvals from our Board.
In February 2021, we and SPSI also entered into an amended and restated business activities framework agreement with HSPV, HSNE, and TZE (the “Amended and Restated Business Activities Framework Agreement”), which maintains our rights, but not the obligation, to take up to 33% of HSPV’s capacity for sale directly into global DG markets outside of China and power plant markets in the United States and Mexico regions, while also allowing HSPV and HSNE to sell directly into global power plant markets outside of China under their own brand if approved on a case-by-case basis by us or SPSI depending on which entity shares the market with HSPV or HSNE, subject to a royalty payment for our license. In connection with these agreements, we also entered into intellectual property license agreements with HSPV and HSNE.
In November 2021, we and SPSI entered into an amendment to the Amended and Restated Business Activities Framework Agreement (“BAFA Amendment”) and an amendment to the Offshore Master Supply Agreement (the “MSA Amendment”). The BAFA Amendment and the MSA Amendment are aimed at providing more predictability to transfer pricing applicable to Performance line modules.

Under the MSA Amendment, a pricing mechanism has been agreed to with HSPV and HSNE based on prices set forth in a specified index for the month of scheduled delivery of the relevant products. The parties further agreed to review the pricing mechanism the relevant products at specified intervals and augment such pricing mechanism upon mutual agreement.

The BAFA Amendment does not change the Company’s right to purchase up to 33% of HSPV’s and HSNE’s annual production capacity for the sale of Performance line modules directly into global distributed generation (“DG”) markets outside of China and utility-scale markets in the United States and Mexico regions, and SPSI’s right to take up to 33% of |HSPV’s and HSNE’s annual production capacity for the sale of Performance line modules into global utility-scale markets with the exception of China, the United States and Mexico.
In October 2022, we entered into a temporary agreement with Huansheng New Energy (Tianjin) Co., Ltd. (“HSTJ”) (the “Temporary HSTJ Agreement”), a company which HSPV and its local partner have invested in, which included HSTJ as a party to the existing arrangements under the BAFA Amendment and the MSA Amendment and enabled HSTJ to manufacture and sell Performance Line products. The Temporary HSTJ Agreement is valid for 6 months and may be extended for a further 3 months with the Company’s consent. In December 2023, we entered into an amendment to the Temporary HSTJ Agreement, extending the validity to March 31, 2024.
Financing transactions with TZE
Pursuant to a stock purchase agreement dated April 13, 2021 with TZE SG, a wholly owned subsidiary of TZE, the Company sold to TZE SG 1,870,000 ordinary shares at a price of $18.00 per share in the 2021 TZE Private Placement.
On August 17, 2022, the Company completed the sale of $207.0 million in aggregate principal amount of 7.50% first lien senior secured convertible notes due 2027 (the “2027 Notes”) to TZE SG, an existing shareholder of the Company, at a purchase price equivalent to 97% of the principal amount of the 2027 Notes. Please refer to Note 11 Debt and Credit Sources for the convertible notes.
On May 19, 2023,the Company completed the Company Offering, the TotalEnergies Offering, each at a price per share of $28.00.
Pursuant to a share purchase agreement, dated May 16, 2023, Maxeon and TZE SG entered into the 2023 TZE Private Placement.
Silicon Wafer Master Supply Agreement
On November 16, 2021, we entered into a silicon wafer master supply agreement with TZE HK, a subsidiary of TZE for the purchase of P-Type G12 wafers which are intended to be incorporated into the Company’s Performance line modules planned for manufacture in Malaysia and Mexico and sale into the United States. The Company expects TZE HK to be its primary wafer supplier for Performance line modules and deliveries commenced in 2022. Deposit arrangements, payment terms and pricing mechanisms will be agreed to with TZE HK for the Company to reserve specified volumes in advance. The master supply agreement also sets out a general framework and customary operational and legal terms which govern the purchases of silicon wafer from TZE by the Company and its subsidiaries, including engineering changes, supply chain management, inspection, representations and warranties and legal compliance. In March 2022, we entered into an addendum to the master supply agreement, pursuant to which TZE HK will supply the Company with wafers to meet the Company’s volume requirements for calendar year 2023. In December 2023, we entered into an addendum to the master supply agreement for the Company’s volume requirement for calendar year 2024 at specified pricing.
In connection with the supply agreement, we made a deposit of $2.1 million as of January 1, 2023, to reserve specified volumes in advance for delivery up to fiscal year 2023, and is recorded in “ Advances to suppliers, current portion” on the Consolidated Balance Sheets. The deposits in connection to the deliveries in calendar year 2024 is expected to be paid in fiscal year 2024.
The following related party balances and amounts summarizes transactions entered into with TZE and its affiliates, excluding transactions with HSPV:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Prepayment for purchases	$—	$15,009
Convertible notes (Note 11)	207,000	207,000

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Payments for purchases of silicon wafer	$121,770	$87,228	$10,392
Contractual interest expense on 2027 Notes	15,525	5,822	—